Shareholder Report, Holdings (Details)	Jan. 31, 2025
Fidelity Advisor New York Municipal Income Fund - Class A | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Fidelity Advisor New York Municipal Income Fund - Class A | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Fidelity Advisor New York Municipal Income Fund - Class A | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor New York Municipal Income Fund - Class A | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Advisor New York Municipal Income Fund - Class A | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Advisor New York Municipal Income Fund - Class A | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor New York Municipal Income Fund - Class A | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor New York Municipal Income Fund - Class A | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor New York Municipal Income Fund - Class A | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	55.00%
Fidelity Advisor New York Municipal Income Fund - Class A | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Fidelity Advisor New York Municipal Income Fund - Class A | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Advisor New York Municipal Income Fund - Class A | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor New York Municipal Income Fund - Class A | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor New York Municipal Income Fund - Class A | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor New York Municipal Income Fund - Class A | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor New York Municipal Income Fund - Class C | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Fidelity Advisor New York Municipal Income Fund - Class C | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Fidelity Advisor New York Municipal Income Fund - Class C | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor New York Municipal Income Fund - Class C | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Advisor New York Municipal Income Fund - Class C | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Advisor New York Municipal Income Fund - Class C | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor New York Municipal Income Fund - Class C | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor New York Municipal Income Fund - Class C | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor New York Municipal Income Fund - Class C | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	55.00%
Fidelity Advisor New York Municipal Income Fund - Class C | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Fidelity Advisor New York Municipal Income Fund - Class C | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Advisor New York Municipal Income Fund - Class C | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor New York Municipal Income Fund - Class C | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor New York Municipal Income Fund - Class C | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor New York Municipal Income Fund - Class C | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity New York Municipal Income Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Fidelity New York Municipal Income Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Fidelity New York Municipal Income Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity New York Municipal Income Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity New York Municipal Income Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity New York Municipal Income Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity New York Municipal Income Fund | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity New York Municipal Income Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity New York Municipal Income Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	55.00%
Fidelity New York Municipal Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Fidelity New York Municipal Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity New York Municipal Income Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity New York Municipal Income Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity New York Municipal Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity New York Municipal Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor New York Municipal Income Fund - Class I | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Fidelity Advisor New York Municipal Income Fund - Class I | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Fidelity Advisor New York Municipal Income Fund - Class I | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor New York Municipal Income Fund - Class I | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Advisor New York Municipal Income Fund - Class I | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Advisor New York Municipal Income Fund - Class I | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor New York Municipal Income Fund - Class I | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor New York Municipal Income Fund - Class I | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor New York Municipal Income Fund - Class I | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	55.00%
Fidelity Advisor New York Municipal Income Fund - Class I | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Fidelity Advisor New York Municipal Income Fund - Class I | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Advisor New York Municipal Income Fund - Class I | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor New York Municipal Income Fund - Class I | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor New York Municipal Income Fund - Class I | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor New York Municipal Income Fund - Class I | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor New York Municipal Income Fund - Class Z | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Fidelity Advisor New York Municipal Income Fund - Class Z | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Fidelity Advisor New York Municipal Income Fund - Class Z | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor New York Municipal Income Fund - Class Z | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Advisor New York Municipal Income Fund - Class Z | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Advisor New York Municipal Income Fund - Class Z | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor New York Municipal Income Fund - Class Z | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor New York Municipal Income Fund - Class Z | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor New York Municipal Income Fund - Class Z | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	55.00%
Fidelity Advisor New York Municipal Income Fund - Class Z | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Fidelity Advisor New York Municipal Income Fund - Class Z | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Advisor New York Municipal Income Fund - Class Z | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor New York Municipal Income Fund - Class Z | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor New York Municipal Income Fund - Class Z | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor New York Municipal Income Fund - Class Z | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor New York Municipal Income Fund - Class M | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Fidelity Advisor New York Municipal Income Fund - Class M | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Fidelity Advisor New York Municipal Income Fund - Class M | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor New York Municipal Income Fund - Class M | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Advisor New York Municipal Income Fund - Class M | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Advisor New York Municipal Income Fund - Class M | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor New York Municipal Income Fund - Class M | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor New York Municipal Income Fund - Class M | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor New York Municipal Income Fund - Class M | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	55.00%
Fidelity Advisor New York Municipal Income Fund - Class M | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Fidelity Advisor New York Municipal Income Fund - Class M | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Advisor New York Municipal Income Fund - Class M | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor New York Municipal Income Fund - Class M | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor New York Municipal Income Fund - Class M | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor New York Municipal Income Fund - Class M | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%